Securities Act Registration No. 333-138079

Investment Company Act Registration No. 811-21966

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. _ __

☐

Post-Effective Amendment No. 1

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 2

☒

 (Check appropriate box or boxes.)

CAMCO Investors Trust

(Exact Name of Registrant as Specified in Charter)

30 East Main Street, Berryville, VA 22611

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (800) 727-1007

Dennis M. Connor

30 East Main Street, Berryville, VA 22611

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Approximate date of proposed public offering :

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 8, 200 7 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment .

The CAMCO

Investors FundTM

Wall Street Experience, Main Street Values SM

PROSPECTUS

February 8 , 2007

Phone: 1-800-727-1007

E-mail: fund@camcofunds.com

Web: www.CamcoFunds.com

INVESTMENT OBJECTIVE:

The Fund's primary investment objective is capital appreciation.

Income from dividends and interest is secondary. The Fund will seek to avoid investing in companies that the Adviser has determined are principally involved in tobacco, alcoholic beverages, gambling, pornography or abortion.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities offered in the Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Basics

1

Past Performance

3

Fees and Expenses

4

Management

5

Purchases and Redemptions

6

How To Buy Shares

7

How To Sell Shares

11

Shareholder Communications

15

Distributions and Taxes

15

Financial Highlights

        16

Privacy Policy

        17

Where To Get More Information

        Back Cover

FUND BASICS

Fund Investment Objectives/Goals

The Fund's primary investment objective is capital appreciation. Income from dividends and interest is secondary. The Fund will seek to avoid investing in companies that the Adviser has determined are principally involved in tobacco, alcoholic beverages, gambling, pornography or abortion.  The investment objectives of the Fund may be changed without shareholder approval, after written notice to shareholders.

Principal Investment Strategies

The Fund invests in a portfolio of equity instruments (including common and preferred stocks and convertible issues), real estate investment trusts (REITs) and debt securities. It is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in a limited number of securities. The Fund would seek only enough diversification in security selections to maintain a federal non-taxable status under subchapter M of the Internal Revenue Code. Principal investment strategies include the purchase of securities believed to be selling at significant discounts to what is believed to be their true or intrinsic value and that generally exhibit one or more of the following characteristics over the entire range of security market capitalizations:

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A low price to earnings ratio  (PE)

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A low price to book value (PBV)

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A low price to cash flow ratio (PCF)

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A low price to sales ratio (PS)

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A low price earnings to growth (PGE)

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An above average dividend yield

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Has low corporate debt

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Insiders and/or the company itself are purchasing its stock

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The stock selling price is significantly below its previous high

Investment in American Depositary Receipts (ADRs), representing foreign companies traded on American stock exchanges, that meet one or more of the above characteristics, are also considered.

Investment in bonds are restricted to convertible debt issues of securities meeting one or more of the above characteristics or bonds believed to offer higher total returns (interest plus capital appreciation) than normally expected from such securities.  The Fund can invest in any maturity.  Bonds with investment grade BBB or better as determined by Standard & Poor’s will be given preferred consideration, but the Fund may include lower rated bonds.

Principal Investment Risks

In plain English, investors in this Fund can lose money. The Fund can lose money due to broad market declines, business risks from difficulties in particular companies held by the Fund or the effect of interest rates on its debt securities. The Fund is also subject to manager risk, that is, investors should be aware that this effort is new, and that the adviser’s strategy may not necessarily produce the intended results.

Common Stock Risks: There are items that affect stocks prices in general, such as changing economic conditions at home and abroad, wars, and interest rate movements that may delay or detour the process of stocks seeking their true worth.  The Fund may invest in small company securities, which present additional risks to the Fund, such as a  lesser ability to weather business downturns, more volatility in stock prices and fewer product lines.  And, although the Adviser has managed individual investor accounts under varying market conditions since 1986, it does not have prior experience managing a mutual fund.

Real Estate Industry Risk:  REITS are subject to risks associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  Properties owned by a REIT may decline in value due to overbuilding, environmental problems, or local economic conditions.  When REIT profits, revenues, or the value of real estate owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well.  Some REITs are not diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon their management teams and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.  Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the share price of REITs owned by the Fund will generally decline when investors anticipate or experience rising interest rates.

Foreign Security Risks: Investments in foreign securities involve additional risks. These include, but are not limited to, such items as currency fluctuations, generally less stringent regulatory supervision and changing political climate.

Bond Market Risks: Bonds are subject to changes in value caused by changes in interest rates. Imagine a seesaw with bond market prices on one side and interest rates on the other. When interest rates rise, bond market prices tend to fall, and vice versa. Longer-term bonds tend to react more violently, both positively and negatively, to changes in interest rates. Also, companies issuing bonds may have unforeseen problems that affect their value, including changes in their bond credit ratings, problems in their country of origin and bankruptcy. Bonds with lower credit ratings (and correspondingly higher yields) are considered to be more speculative than lower yielding “investment grade” bonds.

Temporary Investments:  When the Fund's investment adviser believes market or economic conditions are unfavorable, the Fund may invest up to 100% of its assets in a temporarily defensive manner and hold a substantial portion of its assets in cash, cash equivalents or other high-quality short-term investments.  Because the Fund may miss market advances while taking a defensive position, going into cash at the wrong time could hurt the Fund’s performance.

Non-diversification Policy: The Fund is classified as non-diversified for regulatory purposes, which means that it is allowed (but not required) to invest a relatively high percentage of its assets in a limited number of securities. This means the Fund’s share value can at times be more susceptible to certain risks than shares of a diversified fund. Whenever it is not diversified, it can lose proportionally more money when any single Fund holding drops in market price. However, the Adviser anticipates diversifying the Fund under normal circumstances.

PAST PERFORMANCE

Risk/Return Bar Chart and Table

Both the bar chart and table below indicate some of the risks of investing in the Fund.  The bar chart shows calendar year total returns for the Fund since Cornerstone Asset Management (CAMCO) was appointed the investment adviser on December 31, 2002, together with the Fund's best and worst quarters for the same period.   The performance table shows how the Fund's average annual total returns (before and after taxes) compare over time to a broad-based securities market index.

The Fund was closed to new investors during 2003 and Fund assets remained in cash while the Fund and CAMCO sought professional organizations to help provide transfer agency and custodian functions to better serve its shareholders.  The Fund was reorganized on February 8 , 2007 from a Pennsylvania corporation (the "Predecessor Fund") to an Ohio business trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

BAR CHART PERFORMANCE OF THE FUND

2003	2004	2005	2006
0.41%	18.66%	-1.46	14.22

Best Quarter:    10.68%   4Q2004

Worst Quarter:    -4.11%  1Q2005

Average Annual Total Return for the period ended December 31, 2006

	One Year	Since Inception Dec.31, 2002
The Fund - Return Before Taxes	14.22%	7.60%
- Return After Taxes on Distributions[1]	14.04%	7.50%
- Return After Taxes on Distributions and Sale of Fund Shares[2]	9.24%	6.50%
S&P 500 Index - Returns before Fees, Expenses or Taxes[3]	13.62%	12.67%
Domini Social 400 Index[4]	2.72%	11.59%

1 After tax returns are calculated assuming that an investor owned the fund during the entire period and paid taxes on the Fund's distribution using the highest individual federal tax income rates at the time o the distribution and do not reflect the impact of state and local taxes.   Actual after tax returns will depend  on the investors situation and may differ from those shown.   Please note that this tax information does not apply to tax deferred accounts such as IRA’s because such accounts are subject to taxation only upon distribution.

2 After tax returns are calculated assuming that an investor owned the fund during the entire period and paid taxes on the Fund's distribution and sold all shares at the end of the period using the highest individual federal tax income rates at the time o the distribution and do not reflect the impact of state and local taxes.   Actual after tax returns will depend  on the investors situation and may differ from those shown.   Please note that this tax information does not apply to tax deferred accounts such as IRA’s because such accounts are subject to taxation only upon distribution.

3 The S&P 500® Index is the Standard & Poor’s composite index of 500 stock.

4 The Domini 400 Social Index SM is a market capitalization-weighted common stock index.  It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.  The Index consists of approximately 250 companies included in the Standard & Poor's 500 Index, approximately 100 additional large companies not included in the S&P 500 but providing industry representation, and approximately 50 additional companies with particularly strong social characteristics.  The index was created by the social research firm of KLD Research & Analytics, Inc.(KLD).  KLD began work on the Domini 400 Social Index SM in late 1989.  It started officially tracking the Index on May 1, 1990 and has monitored the Index's performance since then.  The Index was created to fill four primary needs:

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To answer the question of whether social screening carries an inherent financial “cost”

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To provide a socially screened equity benchmark

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To communicate the standards of mainstream social investors to corporations and the general public in a viable format

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To provide the basis for a screened, indexed investment vehicle for investors.

It should be noted that past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund is designed for long-term investors who desire capital gains and are willing to accept significant market fluctuations in share prices in the process.  Anyone who mainly relies on current income from his or her investments and cannot replace eroded capital should consider this Fund only as part of an effectively diversified portfolio.  Investors who desire ethically screened investments may consider this Fund and compare its objectives to their own.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases:	None
Maximum Deferred Sales Charge (Load):	None
Maximum Sales Charge (Load) on Reinvested Dividends:	None
Redemption Fee:	None
Exchange Fee:	None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) :
Management Fees[1]	1.98%
Distribution and/or Service (12b-1) Fees:	None
Other Expenses:	None
Total Annual Fund Operating Expenses :	1.98%

1 The adviser will pay the expenses of the Fund, except for taxes, brokerage commissions and extraordinary expenses.

This chart below should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem these shares at the end of each period. The example also assumes that your investment has a 5% return each year and the Funds operating expenses do not change. Although your actual costs may be lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$ 201	$ 621	$ 1,068	$ 2,306

MANAGEMENT

Investment Adviser

The investment adviser is Cornerstone Asset Management Inc. (CAMCO) a Virginia corporation practicing as an investment adviser at 30 East Main Street, Berryville, VA 22611.  CAMCO has over sixteen years experience in providing investment advice to individuals, retirement plans, corporations and non-profit organizations.  Pursuant to the investment advisory agreement, CAMCO furnishes investment advice to the Fund on the basis of continuous reviews of the portfolio and determines when and to what extent securities should be purchased or sold. CAMCO is responsible for placing the Fund’s portfolio transactions. The advisory agreement may be terminated at any time, without payment of penalty, by the Trustees or by vote of a majority of the Fund's outstanding shares or not more than 60 days written notice to CAMCO. In the event of its assignment, the Agreement will terminate automatically.  CAMCO pays all the operating expenses of the Fund, including but not limited to the foregoing: shareholder services, accounting and record-keeping services, custodial services for Fund assets, legal and registration fees. CAMCO may hire third party professionals to provide certain services to the Fund.  In addition, CAMCO pays the salary of the Fund’s officers who are officers, directors or employees of CAMCO.  The Fund shall bear the cost of taxes, brokerage commissions and extraordinary expenses. For the year ended December 31, 2006, the Predecessor Fund paid CAMCO a fee of 1.98% of the average daily net assets of the Fund. A discussion regarding the basis for the Board of Trustee's approval of the investment advisory agreement with CAMCO is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

CAMCO (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers: The Fund is managed by a team of portfolio managers, headed by Eric “Rick” Weitz.  Mr. Weitz is a Vice President of CAMCO and a minority shareholder of CAMCO. He has been a portfolio manager for CAMCO's privately managed accounts since 1994.  Mr. Weitz is a minority shareholder of Cornerstone Investment Group Ltd ("CIG"), the principal shareholder of CAMCO.  Mr. Weitz is the lead portfolio manager to the Fund and has held that position since August 2, 2004.  He holds a degree in Economics from the College of William & Mary.  As the lead portfolio Manager, Mr. Weitz provides investment advise to the Fund and is responsible for the day-to-day portfolio management of the Fund in accordance with the Fund’s objectives and policies, subject to the general supervision of the Fund’s Board of Trustees.  The team is comprised of Rick Weitz, Paul F. Berghaus and Dennis M. Connor.  Mr. Berghaus has been the President of the Adviser since 1983, and Mr. Connor is Senior Vice President, having joined the firm in 1984. All began providing advisory services to the Fund in August 2004.  The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Fund shares.

PURCHASES & REDEMPTIONS

Pricing of Fund Shares

The net asset value (NAV) of the Fund's shares is determined at the close of each business day the New York Stock Exchange is open (presently 4:00 PM) Monday through Friday exclusive of Presidents Day, Good Friday, Martin Luther King's Birthday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day.  The NAV is determined by dividing the value of the Fund's portfolio securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. All purchases, redemptions or reinvestments of Fund shares will be priced at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form.  Your order must be placed with the Transfer Agent prior to the close of trading of the New York Stock Exchange in order to be confirmed for that day’s NAV.  The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Inactive listed securities and over-the-counter securities are valued at the last bid price in such market.

Fair Value Disclosure

The Fund’s assets are generally valued at their market value.  The Fund may use pricing services to determine fair value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if the Adviser learns of an event that occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Market Timing

The Fund discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

HOW TO BUY SHARES

You may purchase shares of the Fund directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a CAMCO Funds Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-866-878-5677 or visit our website at www.CAMCOfunds.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Lower investment minimums are available to investors purchasing shares through a brokerage firm or other financial institution.

Minimum Investments

	Initial	Additional
Regular Account	$1,000	$100
Automatic Investment Plan	$100	$100*
IRA Account	$1,000	$100

* An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or its agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Investments made through Financial Services Agents:

If you invest through a financial services agent (rather than directly with the Fund), the policies and fees may be different than those described here.  Financial advisers, financial supermarkets and other financial services agents may charge transaction and other fee and may set different minimum investments or limitations on buying or selling shares.  Consult a representative of your financial services agent if you have any questions. If your order is received by the financial services agent no later than 4:00 p.m. Eastern Time, then the shares purchased or sold will be priced at the NAV determined on that business day.   If your order is not received by the financial services agent by 4:00 p.m. Eastern Time, the shares will be priced at the NAV calculated the next business day.  Your financial services agent is responsible for transmitting your orders to the Fund in a timely manner.

Types Of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

*Individual or Joint Ownership

 One person owns individual accounts. Joint accounts have two or more owners.

*A Gift or Transfer to Minor (UGMA or UTMA)

 An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

*Trust

 An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

*Business Accounts

 Corporation and partnerships may also open an account. An authorized officer of the corporation or a general partner of a partnership must sign the application.

Instructions For Opening And Adding To An Account

NEW ACCOUNT	ADD TO AN ACCOUNT *

Complete and sign the Account Application or an IRA Application. Make your check payable to the CAMCO Investors Fund.

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number and address on your check.

* For IRA accounts please reference your name and address and specify the year for which the contribution is made.

MAIL YOUR APPLICATION AND CHECK TO:

The CAMCO Investors Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4003

BY OVERNIGHT COURIER, SEND TO:

The CAMCO Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4003

BY TELEPHONE	BY TELEPHONE

Telephone transactions may not be used for initial purchases.

You must select this service on your account application before making your first telephone transaction. Thereafter, you may call 1-866-878-5677 to purchase shares in an existing account. Your purchase will be effective at the NAV next computed after the Transfer Agent receives your instruction in proper form.

NEW ACCOUNT	ADDING TO AN ACCOUNT
BY WIRE	BY WIRE

Call 1-866-878-5677 for instructions BEFORE wiring money.	Send your investment to U.S. Bank, N.A. by following the instructions listed below

U. S. BANK, N.A.

WIRE TRANSFER INSTRUCTIONS

Cash Wire Instructions	U.S. Bank, N.A.
ABA 042000013
For Credit to Account 130100789549
Account of CAMCO Investors Fund

Further Credit to: Shareholder Account Name
Shareholder Account Number

Telephone And Wire Transactions

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone purchase transactions. With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number and Fund name must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the wire is  received by the Transfer Agent no later than 4:00 p.m. Eastern Time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described on the following page. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 591/2 or used for a non-qualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.  Complete instructions about how to establish and maintain your tax-deferred retirement plan will be included in the retirement plan kit you receive in the mail.

U.S. Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12.50 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

Traditional IRA: An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

Roth IRA: An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

Spousal IRA: An IRA funded by a working spouse in the name of a non-earning spouse.

SEP-IRA: An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

Keogh or Profit Sharing Plans: These plans allow corporations, partnerships and individuals that are self-employed to make tax-deductible contributions, up to amounts currently allowed by law, for each person covered by the plans.

403(b) Plans: An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

401(k) Plans: Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 Minimum per purchase) in the Fund from your bank or savings account. Your Initial investment minimum is $100 if you select this option.

Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase Fund shares.  Please call the transfer agent at 1-866-878-5677 to begin an automatic investment through employer or government agencies direct deposit plan.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

HOW TO SELL SHARES

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per Share calculated after the Transfer Agent receives your order in proper form. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within 7 days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to 15 calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

The Fund may suspend or postpone the payment date if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash but the Fund reserves the right to make payments in kind.

Instructions For Selling Fund Shares

By Mail

Write a letter of instruction that includes:

* The names(s) and signature(s) of all account owners.

* Your account number.

* The name of the Fund.

* The dollar or share amount you want to sell.

* Where to send the proceeds.

* If redeeming from your IRA, please note applicable withholding requirements.

* Obtain a signature guarantee or other documentation, if required.

MAIL OR OVERNIGHT YOUR REQUEST TO:

The CAMCO Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4003

By Telephone

* You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-866-878-5677.  Your proceeds will only be mailed to address of record.

*You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

* You may redeem a maximum of $50,000 per day by telephone.

*Unless you decline telephone redemption privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone orders.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call our service department toll-free in the U.S. 1-866-878-5677.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

*If you change ownership on your account.

*If you request the redemption proceeds to be sent to a different address than that registered on the account.

*If the proceeds are to be made payable to someone other than the account's owner(s).

*If a change of address request has been received by the Transfer Agent within the last 15 days.

*If you wish to redeem $50,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.  For more information pertaining to signature guarantees, please call 1-866-878-5677.

Corporate, Trust And Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing Redemption requests for these accounts, you should call the Transfer Agent at 1-866-878-5677 to determine what additional documents are required.

Redemption in kind: The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, shareholders may incur transaction costs in converting these securities into cash after they have redeemed their shares.

Address Changes

To change the address on your account, call the Transfer Agent at 1-866-878-5677 and send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer Of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-866-878-5677 to determine what additional documents are required.

Redemption Initiated By The Fund

Because there are certain fixed costs involved with maintaining your account, The Fund may require you to redeem all of your shares if your account balance falls below $1,000. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $1,000 because of market performance.

SHAREHOLDER COMMUNICATIONS

ACCOUNT STATEMENTS. Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

CONFIRMATIONS. Confirmation statements will be sent after each transaction that affects your account balance or account registration.

REGULATORY MAILINGS. Financial reports will be sent at least semiannually.  Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

DISTRIBUTIONS AND TAXES

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash.  Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may send written notification to the Transfer Agent or call 1-866-878-5677.

Redemption Of Fund Shares

Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption. Proper endorsements, guaranteed either by a national bank or a member firm of the New York Stock Exchange, will be required unless management knows the shareholder.

Redemption Price: The redemption price is the net asset value per share next determined after a redemption request is received by the Fund. Proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value/share at the time of redemption. The shareholder should treat the difference as a capital gain or loss for income tax purposes.

Tax Consequences

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of Federal income tax on the amounts distributed to shareholders. In order to qualify as a "Regulated Investment Company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of net long-term capital gains realized by the Fund will usually be taxable to the shareholder as long-term capital gains, regardless of how long the investor has held their Fund shares. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income are paid annually or more frequently at the discretion of the Fund's Trustees. Dividends received shortly after purchase of shares by an investor will have the effect of reducing his per share net asset value by the amount of such dividends or distributions and, although in effect a return of capital, are subject to income taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (that may include dividends and/or capital gains distributions and redemptions) paid to shareholders who did not comply with IRS regulations. To avoid this, you must certify on W-9 tax forms supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to, or are exempt from back-up withholding.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance.  Certain information reflects financial results for a single share of the Predecessor Fund.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended December 31, 2001, 2002, 2003, 2004 and 2005 was audited by Sanville & Company, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.  The Fund is a continuation of the Predecessor Fund and, therefore, the financial information includes results of the Predecessor Fund.

	(Unaudited)
	Six months	For the years ended
Selected data for a share outstanding	ended
throughout the period	6/30/2006*	12/31/2005*	12/31/2004*	12/31/2003*	12/31/2002*	12/31/2001

Net Asset Value, at Beginning of Period	$ 11.45	$ 11.69	$ 9.86	$ 9.82	$ 9.82	$ 10.44
Income From Investment Operations:
Net Investment Income **	0.03	0.02	0.03	0.04	0.00	0.40
Net Gain (Loss) on Securities (Realized and Unrealized)	0.46	(0.19)	1.81	0.00	0.00	(0.59)
Total from Investment Operations	0.49	(0.17)	1.84	0.04	0.00	(0.19)

Distributions	0.00	(0.02)	(0.01)	0.00	0.00	(0.43)
Tax Return of Capital Distribution	0.00	(0.05)	0.00	0.00	0.00	0.00
Total Distributions	0.00	(0.07)	(0.01)	0.00	0.00	(0.43)

Net Asset Value, at End of Period	$ 11.94	$ 11.45	$ 11.69	$ 9.86	$ 9.82	$ 9.82

Total Return ***	4.29%	(1.46)%	18.66%	0.41%	0.00%	(1.85)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,632	$ 7,459	$ 5,626	$ 37	$ 49	$ 3,268
Ratio of Expenses to Average Net Assets	1.98%	1.98%	1.98%	0.00%	1.88%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	0.02%	0.27%	0.54%	(0.72)%	4.14%
Portfolio Turnover Rate	11.76%	62.82%	5.57%	0.00%	0.00%	0.00%

* A new investment adviser and investment objective was approved December 4, 2002. The actual investing under the new investment objectives was effective August 11, 2004.
** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
*** Assumes reinvestment of dividends.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Information the Fund Collects

The Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Information the Fund Discloses

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Board of Trustees

Dennis Connor

Richard Bruss

Charles Bailey

Malcolm Uffelman

Fund Service Providers

Custodian: U.S. Bank 425 Walnut Street, 6th Floor Cincinnati , OH 45202	Transfer Agent: Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 8000 Broadview Heights, OH 44147-4003
Independent Registered Public Accounting Firm: Sanville & Company, Certified Public Accountants 1514 Old York Road Abington, PA 19001	Investment Adviser: Cornerstone Asset Management Inc. 30 East Main Street Berryville, VA 22611
Legal Counsel: Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202	Fund Accountant: Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH Brecksville, OH 44147-4003

WHERE TO GET MORE INFORMATION

You will find more information about the CAMCO INVESTORS FUND in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Information contains additional and more detailed information about the Fund including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates, and is considered to be a part of this Prospectus.  The SAI has been filed with the Securities and Exchange Commission.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented. In addition, market conditions and Fund strategies that significantly affected the Fund's performance are discussed.

How To Get One Or More Of These Documents

1. Call or write, and a copy will be sent by the Fund without charge on request.

THE CAMCO INVESTORS FUND

30 East Main Street

Berryville, VA 22611

Toll-Free (USA) 1-800-727-1007

2. You may obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, DC. (Call 1-202-551-8090 for room hours and operation). Fund information is also available if you send a written request and duplicating fee to the Public Reference Section of the SEC, Washington, DC. 20549-0102 or by electronic request at publicinfo@sec.gov

3. Visit our Web site at www.CAMCOfunds.com and download a PDF file containing a current prospectus and account application. You will need the free Adobe Reader, which is available for download at www.adobe.com.  You may also visit www.CAMCOfunds.com to obtain copies of the SAI, the annual report and the semi-annual report.

 Please contact the Fund at the above address or visit our website at www.CAMCOfunds.com if you wish to request other information and/or make shareholder inquires.

Why You Should Read This Prospectus

You should read this prospectus because you need to understand the goals, risks and strategy of the Fund and its advisor before you invest. Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.

 THE CAMCO INVESTORS TRUST - SEC file number 811-21966

 THE CAMCO INVESTORS FUND

 30 East Main Street, Berryville, VA 22611

Tel. 540-955-9914             Toll-Free (USA) 1-800-727-1007

CAMCO INVESTORS TRUST

CAMCO INVESTORS FUND

STATEMENT OF ADDITIONAL INFORMATION

February 8 , 2007

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated February 8 , 2007.  To obtain the Prospectus you may write the Fund, visit the Fund’s web site at www.CAMCOFunds.com, or call 1-800-727-1007 toll-free in the USA.

TABLE OF CONTENTS

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

1

Investment Strategies and Risks

1

Additional Fund Policies

2

MANAGEMENT OF THE FUND

3

Trustee and Officer Compensation

4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

5

Control Persons and Principal Holders

5

INVESTMENT ADVISORY SERVICES

6

Investment Adviser

6

Advisory Fees

6

The Portfolio Managers

6

DISCLOSURE OF PORTFOLIO HOLDINGS

9

Proxy Voting Procedures

9

OTHER SERVICE PROVIDERS

10

Transfer Agent

10

Independent Registered Public Accounting Firm

10

Custodian

10

BROKERAGE ALLOWANCES AND OTHER PRACTICES

11

Brokerage Commissions

11

Brokerage Selection

11

Purchase, Redemption, And Pricing Of Shares

11

Fund Reorganizations

11

Taxation Of The Fund

11

Purchases And Sales Through Broker Dealers

12

Securities Valuation

12

Code Of Ethics

12

FINANCIAL STATEMENTS

12

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

The CAMCO Investors Fund (the “Fund”) was organized as diversified series of CAMCO Investors Trust (the “Trust”) on October 12, 2006 and will commence operations on or about January __, 2007.  The Fund was organized to acquire all the assets of CAMCO Investors Fund, a Pennsylvania corporation (the "Predecessor Fund"), in a tax-free reorganization, effective February 8 , 2007 (the “Reorganization”).  The Predecessor Fund was organized on January 1, 1998.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 12, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is Cornerstone Asset Management (the “Adviser”).  Statements made throughout this SAI regarding payments made by the Fund include payments made by the Predecessor Fund during previous fiscal years.

The Fund does not issue share certificates.  All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Sell Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see “Purchases & Redemptions – Pricing of Fund Shares” and "Purchases & Redemptions – Fair Value Disclosure " in the Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

Investment Strategies and Risks

All investment strategies and risks are thoroughly discussed in the Prospectus.

Additional Fund Policies

The following investment restrictions may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less.  The Fund may not:

a)

Sell senior securities

b)

Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

c)

Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

d)

Invest over 25% of its assets at the time of purchase in any one industry.

e)

Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

f)

Make loans. Purchase of readily marketable issues of publicly distributed bonds, debentures or other debt securities will not be considered a loan.

g)

Sell securities short.

h)

Invest in securities of other investment companies except as permitted by the 1940 Act, as amended.

i)

Buy over 10% of securities of any class of another issuer, treating all preferred securities of an issuer as one class & all debt securities as one class, or acquire more than 10% of the voting securities of another issuer.

j)

Invest in companies for the purpose of acquiring control.

k)

The Fund may not purchase or retain securities of any issuer if those officers and trustees of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

l)

Pledge, mortgage or hypothecate any of its assets.

m)

Invest in securities that may be subject to registration under the Securities Act of 1933 prior to sale to the public or that are not at the time of purchase readily salable.

n)

Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of January 1, 2007, the Fund is the only series in the “Fund Complex”.  The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Director	Other Directorships Held by the Nominee for Director
Col. Richard Bruss 9507 Arnon Chapel Rd Great Falls VA Age: 78	Director	Indefinite / First Elected 11/2006	Retired – USAF (1990 – present)	1	None
Charles J. Bailey 11620 Gambrill Rd Frederick, MD Age: 63	Director	Indefinite / First Elected 11/2006	Regional Mgr. Tollgrade Inc., a telecommunication test equipment & software company, (1995 – present)	1	None
Malcolm R. Uffelman 1808 Horseback Trail Vienna, VA Age: 71	Director	Indefinite / First Elected 11/2006	Executive Vice President, Contact, Inc. (a communications company)(2000 – present)	1	None

The following table provides information regarding each officer of the Trust and each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address[1] and Age	Position(s) Held with CAMCO Investors Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Overseen by Nominee for Trustee	Other Directorships Held by the Nominee for Trustee
Dennis M. Connor[2] Age:50	President, Chief Compliance Officer and Trustee	Indefinite / First Elected 11/2006	Vice President, Cornerstone Asset Management, Inc. (1987 – present); Vice President, Cornerstone Investment Group (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	1	None
Mr. Paul Berghaus Age:65	Treasurer	N/A	President, Chief Compliance Officer, Cornerstone Asset Management, Inc. (1987 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A
Mr. Rick Weitz Age: 48	Secretary	N/A	Vice President, Cornerstone Asset Management, Inc. (1992 – present); Registered Representative, Syndicated Capital, Inc. (2003 – present)	N/A	N/A
Mr. Eric Henning Age: 47	Assistant Secretary	N/A	Vice President, Cornerstone Asset Management, Inc. (1987 – present); Registered Representative, Syndicated Capital, Inc. (2004 – present)	N/A	N/A

1 The address for Mr. Connor and each officer is c/o CAMCO Investors Fund, 30 E. Main Street, Berryville, VA 22611.

2 Dennis M. Connor is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of Fund's investment adviser, Cornerstone Asset Management, Inc. and part owner of Cornerstone Investment Group, the parent of Cornerstone Asset Management, Inc.

Trustee and Officer Compensation

Trustee fees are paid by Cornerstone Asset Management, Inc. ("CAMCO"), the Fund's investment adviser.  Officers and Trustees of the Fund who are deemed "interested persons" of the Fund receive no compensation from the Fund.  The following table provides information regarding Trustee compensation for the  fiscal year ended December 31, 2006.

Name and Position	Aggregate Compensation from CAMCO for Service to the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee by CAMCO for Service to Fund and Fund Complex[1]
Dennis M. Connor President and Trustee	$0	$0	$0	$0
Col. Richard Bruss Trustee	$500	$0	$0	$500
Charles J. Bailey Trustee	$500	$0	$0	$500
Malcolm R. Uffelman Trustee	$500	$0	$0	$500

1 The "Fund Complex" consists of the CAMCO Investors Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2006, the following owned of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address of Beneficial Owner	Amount and Nature of Ownership	Percentage of Outstanding Shares of the Fund
John DeJong 11714 Old Bayberry Lane Reston, VA 20194	58,460.427/Record	7.35%
Charles McCalley 3929 Kincaid Terr. Kensington, MD 20895	47,657.305/Record	5.99%

Management Ownership

As of December 31, 2006, the  officers and directors as a group owned 1.59% of the Fund.  The dollar range of shares owned by the directors as of December 31, 2006 is given in the following table:

Director/Nominee	Dollar Range of Equity Securities in the Fund
Dennis M. Connor	$1 - $10,000
Col. Richard Bruss	$10,001 - $50,000
Charles J. Bailey	$1 - $10,000
Malcolm R. Uffelman	$50,001 - $100,000

INVESTMENT ADVISORY SERVICES

Investment Adviser

Cornerstone Asset Management Incorporated ("CAMCO" or the "Adviser"), located at 30 E. Main St., Berryville, VA, acts as the investment adviser to the Fund.  The shares of CAMCO are 65% owned by Cornerstone Investment Group, LTD (CIG) of the same address.  The shares of CIG are 80% owned by Paul Berghaus.   Mr. Berghaus is both president of CAMCO and CIG. Messrs. Berghaus, Connor and Weitz are officers and directors of CIG and CAMCO.  All receive compensation from both firms.  Messrs. Berghaus, Connor and Weitz are registered representatives with Syndicated Capital, a California based broker/dealer, member NASD.  The Fund places all trades through Syndicated Capital and the Fund receives a discount of $24.00 per-trade regardless of size.  The Adviser receives no compensation for Fund trades. Otherwise, Syndicated Capital is not affiliated with the Fund in any capacity.

Under the terms of the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the assets of the Fund.  The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Adviser pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Fund.  The Advisor pays all operating expenses of the Fund, with the exception of taxes, brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.98% of the average daily net assets of the Fund.

Advisory Fees:

YEAR	FEE	AMOUNT WAIVED	NET ADVISER FEE
2006	$173,472	$0.00	$173,472
2005	$129,510	$0.00	$129,510
2004	$30,580	$0.00	$30,580

The Portfolio Managers

Rick Weitz, Paul F. Berghaus and Dennis M. Connor (the “Portfolio Managers”) are the portfolio managers responsible for the management of the Fund.  As of December 31, 2006, the portfolio managers were responsible for the management of the following types of accounts in addition to the Fund:

Rick Weitz	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	79	$16,252,000	N/A	N/A

Paul F. Berghaus	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	44	$7,304,000	N/A	N/A

Dennis M. Connor	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	17	$2,658,000	N/A	N/A

Each of the Portfolio Managers is also responsible for offering advice to other investment accounts in addition to the Fund.  With the exception of the Fund, all of the Adviser’s accounts operate as non-discretionary portfolios, meaning that the final decision to buy or sell a security belongs solely with the client.  As a result, individual portfolios may vary as to security holdings and timing of sales or purchases and to individual investment objectives.   However, the Adviser recognizes that managing other portfolios in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures and various trading practices.  The Adviser has implemented specific policies and procedures, some of which are described below, to address any potential conflicts.

The Fund pays the Adviser a fee based on a fixed percentage for providing investment advisory services.  In addition, the Adviser has many individual clients whose investment advisory agreements with the Adviser provide compensation based on a negotiated fixed percentage that may be higher or lower than that which the Fund pays.  The Adviser has no performance based fee arrangements.  The Adviser compensates all Portfolio Managers with a fixed salary.  There is no direct incentive compensation related to the management of any portfolio.  This helps to ensure that all portfolios are fairly and equitably managed.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Fund’s order will get first preference.  The Adviser believes that this is a reasonable policy because, as the Adviser’s only discretionary account, the Fund’s trades can be executed immediately while trades for other accounts can not. The Adviser uses the same broker to execute all client transactions, however, the Adviser does not regularly use combined or “blocked” trades to either buy or sell securities belonging to the Fund and/or individual clients.  Should the Adviser combine or “block” a trade in an effort to gain better execution, the Fund will be assigned the best execution price, all others will receive an average price of the remaining executions.

Another potential conflict of interest could include the portfolio manager’s knowledge of the size, timing and possible impact of certain portfolio trades, whereby the manager could use this information to the advantage of other accounts, including his own account.  The Adviser has established a general policy that the Fund portfolio will get first preference in all decisions made by the investment committee, whether to buy or sell a security.  Individual managers personal and family accounts require pre-clearance before all security transaction to insure that any possible conflicts of interest are addressed.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of December 31, 2006.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Rick Weitz	$10,001-$50,000
Paul F. Berghaus	$50,001-$100,000
Dennis M. Connor	$1-$10,000

DISCLOSURE OF PORTFOLIO HOLDINGS

The fund is required to include a schedule of portfolio holdings in it’s annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission( the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC of Form N-Q within 60 Days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the fund.  These third party servicing agents include the Transfer Agent, Fund Accounting Agent, and Custodian.  Additionally, the Fund releases portfolio holdings monthly to Morningstar, generally within 5 days of month end.    The Fund also may disclose portfolio holdings, as needed to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Advise must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holding to the Board, which will review such arrangement to determine whether the arrangement is in the best interest of Fund shareholders.  Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Proxy Voting Procedures

The Fund’s Trustees have delegated its authority to vote Fund proxies to the Adviser.  In selecting securities for the Fund, the Adviser considers the merits of the companies management team, therefore the policy of the Adviser is to vote with management recommendations unless the issue being proposed is directly contrary to the socially responsibility guidelines of the Fund as described in the Prospects under Investment Objectives.  If such a proxy should be issued and approved by shareholders, the Adviser would remove the security from the Fund portfolio.

In the unlikely event that a conflict would arise between the Adviser and the Fund with respect to proxy voting, it would be resolved in the best interests of Fund shareholders, and the Adviser typically would disclose such conflict to the Trustees and obtain their consent before voting.

Fund shareholders may determine how the Fund voted on any issue by calling 1-800-727-1007 or checking the Securities & Exchange web site given on the back page of our Prospectus.   In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-800-727-1007 and will be sent within three business days of receipt of a request.

OTHER SERVICE PROVIDERS

Transfer Agent

Mutual Shareholder Services (MSS) provides accounting services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent.   The servicing agreement includes processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, maintenance of its records and preparation, filing of records, assistance in monitoring the total number of shares sold in each State for “Blue Sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws.  CAMCO along with the transfer agent, provide fulfillment services to the Fund, including shareholder and prospective shareholder customer services.

The Adviser has entered into a contract with Mutual Shareholder Services whereby the Adviser compensates MSS for accounting services based on the net assets of the Fund while the administrative services are compensated based of the number of shareholders.  Due to the fact the Fund has assets less than $10 million, a discount for services was negotiated.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Adviser paid MSS $30,856 and $36,999, respectively, for transfer agency and fund accounting services for the Fund.

Independent Registered Public Accounting Firm

The firm of Sanville & Company, 1514 Old York Road, Abington, PA  19001, has been selected as Independent Registered Public Accounting Firm for the Fund for the year ending December 31, 2007. Sanville & Company performs an annual audit of the Fund's financial statements and prepares the Fund's tax returns.

Custodian

U.S. Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, OH 45202 has been selected to act as Custodian of the Fund's investments.  The custodian maintains the portfolio securities and investments in safekeeping, collects income, disburses funds as instructed, and maintains records in connection with its duties.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Commissions

The Fund selects brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders placed at the most favorable price. The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing these execution services.  For the fiscal years ended December 31, 2004, 2005 and 2006, all security purchases were placed through Syndicated Capital, the broker/dealer in which all the principals of the Adviser are registered representatives, including the President and Chairman of the Fund's Board of Trustees.  The Fund paid a fixed charge of $24.00 per trade regardless of the size of the trade.  For fiscal years 2004, 2005 and 2006, the Fund paid a total of $3,702.84, $2,210 and $872, respectively, for trading expenses.  The Adviser received no commissions or compensation for any of the trades, nor does it receive research and brokerage services (i.e., "soft dollars") from Syndicated Capital.  The Trustees evaluate and review the reasonableness of brokerage commissions paid.

Brokerage Selection

The Adviser will place all orders for purchase and sale of its portfolio securities.  The Adviser is answerable to the Fund's President and Trustees. The Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price; the execution capability, financial responsibility and responsiveness of the broker or dealer; and commission or dealer spreads.  In accordance with rule 17e-1 under the Investment Company Act of 1940, if the Fund’s president is also a registered representative of a New York Stock Exchange or NASD member firm, he may place an order through his concern consistent with the Adviser’s obligation to obtain best execution and taking into account commissions charged by other brokers or dealers in comparable transactions.  Mr. Connor is currently the Fund’s president and an officer of the Adviser. Mr. Connor may make security purchases and sales for the Fund through Syndicated Capital, of which he is a registered representative. The Funds Trustees will review quarterly each commission to determine if the rate is reasonable. The Adviser has no agreement with any broker or any other financial services company to exchange investment research for placing trades with that institution.  The Adviser has no plans to enter into such an arrangement.

Purchase, Redemption, And Pricing Of Shares

The fund always trades at net value. That means that the offering and redemption prices are always the same. Details about the pricing of the Fund are given in the Pricing of Shares section on page 5 of our Prospectus. Redemption in kind is discussed in the Redemption of Shares section on page 6 of our Prospectus.

Taxation Of The Fund

Taxation of the Fund is discussed in the section “Tax Consequences” of our Prospectus.

Purchases And Sales Through Broker Dealers

The Fund may be purchased through broker dealers and other intermediaries. The Fund may authorize one or more brokers to receive on its behalf purchase and redemption order.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption order on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee, received the order.  Customer orders will be priced at the Fund’s net asset value computed after an authorized broker receives them or the broker’s authorized designee.

Security Valuation

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trustees.

Code Of Ethics

Pursuant to the requirements of proposed Rule 17j-1 (under the Investment Company Act of 1940) and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have each adopted a Code of Ethics.  Personnel subject to the Code are permitted to invest in securities, including securities that may be purchased by the Fund.  You may obtain a copy from the SEC.

FINANCIAL STATEMENTS

The financial statements and independent auditor’s report for the fiscal year ended December 31, 2005, and the financial statements for the period ended June 30, 2006, are incorporated herein by reference to the Predecessor Fund's Annual Report dated December 31, 2005 and the Predecessor Fund's Semi-Annual Report dated June 30, 2006 ..  You can obtain either Report without charge by calling the Fund at 1-800-727-1007.

CAMCO Investors Trust

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.  Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Registration Statement on Form N-1A filed with the Securities Exchange Commission (“SEC”) on October 19, 2006.

(b)  By-laws.  Registrant’s By-laws are incorporated by reference to Exhibit 23(b) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 19, 2006.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the  Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.  Form Management Agreement with Cornerstone Asset Management Inc. is incorporated by reference to Exhibit 23(d) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

(e)  Underwriting Contracts.  None.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.  Custody Agreement with U.S. Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

(h)  Other Material Contracts.

Transfer Agent Agreement (h.1).  Transfer Agent Agreement between CAMCO Investors Fund and Mutual Shareholder Services, LLC (“MSS”) is incorporated by reference to Exhibit 23(h.1) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007 ..

Accounting Services Agreement (h.2).  Accounting Services Agreement between CAMCO Investors Fund and MSS is incorporated by reference to Exhibit 23(h.2) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

Assignment of Transfer Agent and Fund Accounting Agreements (h.3).  Assignment and Assumption Agreement between CAMCO Investors Fund and CAMCO Investors Trust is incorporated by reference to Exhibit 23(h.3) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

Consent to Assignment (h.4). Consent to Assignment by MSS is incorporated by reference to Exhibit 23(h.4) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

(i)  Legal Opinion.

Opinion of Counsel (i.1).  Opinion of Counsel is incorporated by reference to Exhibit 23(i) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

Consent of Counsel (i.2).  Consent of Counsel is filed herewith.

(j)  Other Opinions.   Consent of Independent Registered Public Account is filed herewith.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  None.

(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.

(p)  Codes of Ethics.  Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

(q)  Powers of Attorney.   Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed with the SEC on January 19, 2007.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser

(a)  The Cornerstone Asset Management Inc. (“Adviser”), 30 East Main Street, Berryville, VA 22611, adviser to CAMCO Investors Fund, is a registered investment adviser.

(i)  Adviser has engaged in no other business during the past two fiscal years.

(ii)  See table below.

Name	Position with Advisor	Other Business
Paul F. Berghaus	President and Director	Employee of Cornerstone Investment Group and registered representative of Syndicated Capital Inc.
Dennis M. Connor	Vice President and Director	Employee of Cornerstone Investment Group and registered representative of Syndicated Capital Inc.
Eric Weitz	Vice President and Director	Employee of Cornerstone Investment Group and registered representative of Syndicated Capital Inc.
Eric Henning	Vice President and Director	Employees of Cornerstone Investment Group and registered representative of Syndicated Capital Inc.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 30 East Main Street, Berryville, VA 22611, and by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 5th day of February, 2007.

CAMCO Investors Trust

By:

/s/

      JoAnn M. Strasser

      Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Dennis M. Connor*

President (Principal Executive Officer) and Trustee

Paul Berghaus*

Treasurer (Principal Financial/ Principal Accounting Officer)

Col. Richard Bruss*

Trustee

Charles J. Bailey*

Trustee

Malcolm R. Uffelman*

Trustee

*By:

/s/

        JoAnn M. Strasser

        Attorney-in-Fact

         February 5, 2007

EXHIBIT INDEX

1.

Consent of Counsel

EX-99.23.i.2

2.

Consent of Independent Registered Public Accountant

EX-99.23.j